Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (loss) Income Per Share of Ordinary Shares - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income	$ (374,540)	$ 1,493,623	$ (406,536)	$ 5,593,537	$ 8,293,646	$ 3,739,576
Denominator:
Basic and diluted weighted average ordinary shares outstanding	2,363,217	32,369,251	14,796,657	32,369,251	32,369,251	25,579,130
Basic and diluted net income (loss) income per ordinary share	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17	$ 0.26	$ 0.15
Class A non-redeemable and Class B [Member]
Numerator:
Allocation of net (loss) income	$ (1,445,771)	$ 420,933	$ (250,634)	$ 1,576,372
Denominator:
Basic and diluted weighted average ordinary shares outstanding	9,122,313	9,122,313	9,122,313	9,122,313
Basic and diluted net income (loss) income per ordinary share	$ (0.16)	$ 0.05	$ (0.03)	$ 0.17